Significant Accounting Policies (Details) - Schedule of Financial Statements of Subsidiaries	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aqua Merger Sub [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Cayman Islands
Principal place of Business	Cayman Islands
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Lifezone Holdings Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Isle of Man
Principal place of Business	United Kingdom
Percentage of Ownership (%)	100.00%	100.00%
Percentage of NCI (%)	0.00%	0.00%
Lifezone Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Isle of Man
Principal place of Business	United Kingdom
Percentage of Ownership (%)	100.00%	100.00%
Percentage of NCI (%)	0.00%	0.00%
Lifezone US Holdings Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	United Kingdom
Principal place of Business	United Kingdom
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Lifezone Holdings US, LLC [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	United State of America
Principal place of Business	United State of America
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Lifezone Services US, LLC [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Service company
Country of incorporation	United State of America
Principal place of Business	United State of America
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Lifezone Recycling US, LLC [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Recycling
Country of incorporation	United State of America
Principal place of Business	United State of America
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
LZ Services Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Service company
Country of incorporation	United Kingdom
Principal place of Business	United Kingdom
Percentage of Ownership (%)	100.00%	100.00%
Percentage of NCI (%)	0.00%	0.00%
Kabanga Holdings Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Cayman Islands
Principal place of Business	Cayman Islands
Percentage of Ownership (%)	83.00%	91.10%
Percentage of NCI (%)	17.00%	8.90%
Kabanga Nickel Company Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Tanzania
Principal place of Business	Tanzania
Percentage of Ownership (%)	83.00%	91.10%
Percentage of NCI (%)	17.00%	8.90%
Kabanga Nickel Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	United Kingdom
Principal place of Business	United Kingdom
Percentage of Ownership (%)	83.00%	91.10%
Percentage of NCI (%)	17.00%	8.90%
Kagera Mining Company Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Mining
Country of incorporation	Tanzania
Principal place of Business	Tanzania
Percentage of Ownership (%)	83.00%	91.10%
Percentage of NCI (%)	17.00%	8.90%
Lifezone Asia-Pacific Pty Ltd (formerly Metprotech Pacific Proprietary Limited) [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Service company
Country of incorporation	Australia
Principal place of Business	Australia
Percentage of Ownership (%)	100.00%	100.00%
Percentage of NCI (%)	0.00%	0.00%
The Simulus Group Pty Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Australia
Principal place of Business	Australia
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Simulus Pty Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Laboratory and engineering
Country of incorporation	Australia
Principal place of Business	Australia
Percentage of Ownership (%)	100.00%	0.00%
Percentage of NCI (%)	0.00%	100.00%
Romanex International Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Holding company
Country of incorporation	Canada
Principal place of Business	Canada
Percentage of Ownership (%)	83.00%	91.10%
Percentage of NCI (%)	17.00%	8.90%
Tembo Nickel Corporation Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Mining
Country of incorporation	Tanzania
Principal place of Business	Tanzania
Percentage of Ownership (%)	69.70%	76.50%
Percentage of NCI (%)	30.30%	23.50%
Tembo Nickel Mining Corporation Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Mining
Country of incorporation	Tanzania
Principal place of Business	Tanzania
Percentage of Ownership (%)	69.70%	76.50%
Percentage of NCI (%)	30.30%	23.50%
Tembo Nickel Refining Corporation Limited [Member]
Schedule of Financial Statements of Subsidiaries [Line Items]
Principal activities	Refining
Country of incorporation	Tanzania
Principal place of Business	Tanzania
Percentage of Ownership (%)	69.70%	76.50%
Percentage of NCI (%)	30.30%	23.50%